Partners' Capital	12 Months Ended
Dec. 31, 2015
Partners' Capital [Abstract]
Partners' Capital
12. Partners' Capital
General: The partnership agreement requires that within 45 days after the end of each quarter, beginning with the quarter ending June 30, 2007, all of the Partnership's available cash will be distributed to unitholders.
Definition of Available Cash: Available Cash, for each fiscal quarter, consists of all cash on hand at the end of the quarter:

•	less the amount of cash reserves established by our board of directors to:

•	provide for the proper conduct of the Partnership's business (including reserves for future capital expenditures and for our anticipated credit needs);

•	comply with applicable law, any of the Partnership's debt instruments, or other agreements; or

•	provide funds for distributions to the Partnership's unitholders and to the general partner for any one or more of the next four quarters;

•
plus all cash on hand on the date of determination of available cash for the quarter resulting from working capital borrowings made after the end of the quarter. Working capital borrowings are generally borrowings that are made under our credit agreements and in all cases are used solely for working capital purposes or to pay distributions to partners.

General Partner Interest and Incentive Distribution Rights (“IDRs”): The general partner has a 2% interest in the Partnership as well as the incentive distribution rights. In accordance with Section 5.2(b) of the partnership agreement, upon the issuance of additional units by the Partnership, the general partner may elect to make a contribution to the Partnership to maintain its 2% interest.
Incentive distribution rights represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. The Partnership's general partner as of December 31, 2015, 2014 and 2013 holds the incentive distribution rights.
According to the partnership agreement the following table illustrates the percentage allocations of the additional available cash from operating surplus among the unitholders and general partner up to the various target distribution levels. The amounts set forth under “Marginal Percentage Interest in Distributions” are the percentage interests of the unitholders and general partner in any available cash from operating surplus that is being distributed up to and including the corresponding amount in the column “Total Quarterly Distribution Target Amount,” until available cash from operating surplus the Partnership distributes reaches the next target distribution level, if any. The percentage interests shown for the unitholders and general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution.

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.3750	98%	2%
First Target Distribution	up to $0.4313	98%	2%
Second Target Distribution	above $0.4313 up to $0.4688	85%	15%
Third Target Distribution	above $0.4688 up to $0.5625	75%	25%
Thereafter	above $0.5625	50%	50%

General Partner Interest and Incentive Distribution Rights (“IDRs”) - Continued
On August 21, 2014, the Fourth Amendment to the Second Amended and Restated Agreement of Limited Partnership of the Partnership was approved, by the Partnership's annual general meeting, so as to revise the target distributions to holders of IDRs.

The Fourth Amendment resets the thresholds for the IDRs as follows:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.2325	98%	2%
First Target Distribution	up to $0.2425	98%	2%
Second Target Distribution	above $0.2425 up to $0.2675	85%	15%
Third Target Distribution	above $0.2675 up to $0.2925	75%	25%
Thereafter	above $0.2925	65%	35%

Following the annual general meeting, CMTC unilaterally notified the Partnership that it has decided to waive its rights to receive quarterly incentive distributions between $0.2425 and $0.25.  This waiver effectively increases the First Threshold and the lower band of the Second Threshold (as referenced in the table above) from $0.2425 to $0.25.
Distributions of Available Cash From Operating Surplus: Our partnership agreement requires that we will make distributions of available cash from operating surplus for any quarter after the subordination period in the following manner:

•	first, 98% to all unitholders, pro rata, and 2.0% to our general partner, until we distribute for each outstanding unit an amount equal to the minimum quarterly distribution for that quarter; and

•	thereafter, in the manner described in the above table.
During 2012 and 2013 the Partnership issued in total 24,655,554 Class B Convertible Preferred Units to a group of investors including CMTC according to two separate Class B Convertible Preferred Unit Subscription Agreements (“the Agreements”) that the Partnership had entered with this group of investors in 2012 and 2013. The holders of the Class B Convertible Preferred Units have the right to convert all or a portion of such Class B Convertible Preferred Units at any time into Common Units at the conversion price of $9 per Class B Convertible Preferred Unit and a conversion rate of one Common Unit per one Class B Convertible Preferred Unit. The Conversion Ratio and the Conversion Price shall be adjusted upon the occurrence of certain events as described in the Agreements.
Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price (“VWAP”) and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the “Partnership Mandatory Conversion Event”) the Partnership acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full board of directors), shall have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio.
The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date shall be entitled to receive, when, as and if authorized by the Partnership's board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to the Agreements in cash. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate shall be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day.
No distribution on the Class B Convertible Preferred Units shall be authorized by the board of directors or declared or paid or set apart for payment by the Partnership at such time as the terms and provisions of any agreement of the Partnership, including any agreement relating to its indebtedness, prohibits such authorization, declaration, payment or setting apart for payment or provides that such authorization, declaration, payment or setting apart for payment would constitute a breach thereof, or a default thereunder, or if such authorization, declaration, payment or setting apart for payment shall be restricted or prohibited by law. The foregoing, distributions with respect to the Class B Convertible Preferred Units shall accumulate as of the Class B Convertible Preferred Unit distribution payment date on which they first become payable whether or not any of the foregoing restrictions in above exist, whether or not there is sufficient Available Cash for the payment thereof and whether or not such distributions are authorized. A cumulative Class B Convertible Preferred Unit arrearage shall not bear interest and holders of the Class B Convertible Preferred Units shall not be entitled to any distributions, whether payable in cash, property or Partnership Interests, in excess of the then cumulative Class B Convertible Preferred Unit arrearage plus the minimum quarterly Class B Convertible Preferred Unit distribution rate for such quarter.
With respect to Class B Convertible Preferred Units that are converted into Common Units, the holder thereof shall not be entitled to a Class B Convertible Preferred Unit distribution and a Common Unit distribution with respect to the same period, but shall be entitled only to the distribution to be paid based upon the class of Units held as of the close of business on the record date for the distribution in respect of such period; provided, however, that the holder of a converted Class B Convertible Preferred Unit shall remain entitled to receive any accrued but unpaid distributions due with respect to such Unit on or as of the prior Class B Convertible Preferred Unit distribution payment date; and provided, further , that if the Partnership exercises the Partnership Mandatory Conversion Right to convert the Class B Convertible Preferred Units pursuant to this Agreements then the holders' rights with respect to the distribution for the Quarter in which the Partnership Mandatory Conversion Notice is received is as set forth in these Agreements.
During 2015, 2014 and 2013 various holders of Class B Convertible Preferred Units including CMTC converted 1,240,404, 4,698,484 and 5,733,333 Class B Convertible Preferred Units into common units respectively. As a result in the Partnership's Consolidated Statements of Changes in Partners' Capital the Partnership's Limited Partners-Preferred decreased by $10,642, $40,287 and $50,318 and Partnership's Limited Partners-Common increased by $10,642, $40,287 and $50,318, respectively for the years ended December 31, 2015, 2014, and 2013. The convertion rate was one common unit per one class B convertible preferred unit.
During 2015, 2014 and 2013 CMTC converted 315,908, 358,624 and 349,700 common units into general partner units respectively, in order for CGP to maintain its 2% interest in the Partnership. As a result in the Partnership's Consolidated Statements of Changes in Partners' Capital the Partnership's Limited Partners-Common decreased by $2,742, $3,696 and $3,060 and General Partner increased by $2,742, $3,696 and $3,060, respectively for the years ended December 31, 2015, 2014 and 2013.
In December 2015, the Partnership issued 850,000 common units under its Omnibus Incentive Compensation Plan (Note 13).
In April 2015, the Partnership completed successfully a follow-on equity offering of 14,555,000 common units, including 1,100,000 common units sold to CMTC and 1,755,000 common units representing the overallotment option at a net price of $9.53 per common unit, receiving proceeds of $133,327 after the deduction of the underwriters' commissions. After the deduction of expenses relating to this equity offering, the net proceeds amounted to $132,588.

In December 2014 CMTC acquired 332,040 Partnership's common units.
In September 2014, the Partnership completed successfully a follow-on equity offering of 17,250,000 common units, including 2,250,000 common units representing the overallotment option which was fully exercised, at a net price of $10.53 per common unit, receiving proceeds of $173,932 after the deduction of the underwriters' commissions. After the deduction of expenses relating to this equity offering the net proceeds of this offering amounted to $173,504. The Partnership used an amount of $60,000 of the net proceeds to acquire common units from CMTC at a price per unit equal to the offering price (net of underwriting discount). The number of units acquired was equal to an aggregate of 5,950,610 common units which were cancelled immediately, in accordance with the terms of the offering. Furthermore, the Partnership used an additional amount of $30,224 of the net proceeds of the offering as an advance payment to CMTC in connection with the acquisition of the five new buildings as described in the Master Agreement (Note 5). The remaining balance of the net proceeds of the offering was used by the Partnership to partly finance the acquisition cost of $311,500, of the new buildings from CMTC and for general Partnership purposes.
In August 2013, the Partnership completed successfully an equity offering of 13,685,000 common units, including 1,785,000 common units representing the overallotment option which was fully exercised, at a net price of $9.25 per common unit, receiving proceeds of $120,696 after the deduction of the underwriters' commissions. After the deduction of expenses relating to this equity offering the net proceeds of this offering amounted to $119,811.
As of December 31, 2015 and 2014 our partners' capital included the following units:

	As of December 31, 2015	As of December 31, 2014
Common units	120,409,456	104,079,960
General partner units	2,439,989	2,124,081
Preferred units	12,983,333	14,223,737
Total partnership units	135,832,778	120,427,778